Note 7 - Income Taxes: Schedule of Effective Income Tax Rate Reconciliation (Details)	Sep. 30, 2016	Dec. 31, 2015
Details
Federal and state statutory rate	35.00%	35.00%
Change in valuation allowance on deferred tax assets	(35.00%)	(35.00%)